SIGNIFICANT ACCOUNTING POLICIES: Comprehensive Income- (Policies)	12 Months Ended
Dec. 31, 2012
Policies
Comprehensive Income-	Comprehensive Income The Company has no items of other comprehensive income as of December 31, 2012 and 2011.